INCOME TAXES - Summary of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Balance at the beginning of the year	¥ 135,375	¥ 158,812	¥ 140,621
Additions of valuation allowance	77,237	3,250	14,068
Reduction of valuation allowance	(74,131)	(6,384)	(10,000)
Reversal of valuation allowance		(32,342)	(11,280)
Change of tax rates	33,365	13,027	25,445
Change of decrease related to subsidiary disposals and expiration	(921)	(988)	(42)
Balance at the end of the year	¥ 170,925	¥ 135,375	¥ 158,812